Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flow from operating activities:
Net income (loss)	$ (907,660)	$ 2,992,171
Adjustments to reconcile net income to net cash used in operating activities:
Dividends, realized and unrealized gain in Trust Account	(1,102,363)	(779,706)
Change in fair value of warrant liability	242,291	(4,243,893)
Changes in operating assets and liabilities:
Prepaid expense	(21,600)	83,061
Accrued expenses	1,155,934	1,159,114
Franchise tax payable	(69,966)	(114,008)
Income tax payable	(94,833)	106,724
Net cash used in operating activities	(798,197)	(796,537)
Cash flow from investing activities:
Investment of cash in Trust Account	(1,010,440)	(2,300,000)
Cash withdrawn from Trust Account in connection with redemption	11,335,260
Interest withdraw from Trust Account	498,697	226,809
Net cash used in investing activities	10,823,517	(2,033,191)
Cash flow from financing activities:
Advances from related parties	(300)
Proceeds from working capital loan	270,467	300,000
Redemption of Class A common stock	(11,335,260)
Amount due to related parties		11,500
Proceeds from extension loans	1,010,440	2,300,000
Net cash provided by financing activities	(10,054,653)	2,611,500
Net change in cash	(29,333)	(218,228)
Cash at the beginning of the period	30,870	453,151
Cash at the end of the period	1,537	234,923
Supplemental disclosure of non-cash financing activities:
Re-measurement of Class A common stock subject to possible redemption	1,794,994	2,833,869
Excise tax liability accrued for Class A Common Stock subject to redemption	$ 113,353